CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Stockholders Equity [Abstract]
Common stock cash dividends declared, per share (in dollars per share)	$ 0.31	$ 0.31
Treasury shares purchased under deferred directors' plan (in shares)	5,058	6,190
Treasury stock sold and distributed under deferred directors' plan (in shares)	30,100	4,477
Stock activity under stock compensation plans (in shares)	34,000	48,158
Redemption of shares of preferred stock (in shares)	0	56,044